Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts Receivable Net
Accounts receivable, net

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$33,399	$42,237
Less: Allowance for credit losses	—	—
Accounts receivable, net	$33,399	$42,237

Charges to provisions for credit losses are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2024	$—	$—	$—	$—
Year ended December 31, 2023	$(2,990)	$—	$2,990	$—
Year ended December 31, 2022	$(2,990)	$—	$—	$(2,990)

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables. For the year ended December 31, 2024, only one customer accounted for 10.0% or more of the Company’s total revenues and represented approximately 11.3% of the Company’s total revenues. For the years ended December 31, 2023 and 2022, no customer accounted for 10.0% or more of the Company’s total revenues.